LOANS PAYABLE RELATED PARTIES	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS
LOANS PAYABLE - RELATED PARTIES

11. LOANS PAYABLE – RELATED PARTIES

Nine Months Ended September 30, 2022

During the nine months ended September 30, 2022, the Company obtained no loans from related parties.

Nine Months Ended September 30, 2021

During the nine months ended September 30, 2021, the Company obtained an advance from one of its officers and directors, Eric Newlan, as follows:

In June 2021, Mr. Newlan advanced the sum of $93,732.70 to the Company. The funds were used to repay the EMA Financial Note (the total repayment amount was $93,697.70: $61,119.80 in principal; $3,499.30 in interest; and $29,078.60 as a prepayment premium). Such funds were obtained as a loan on open account, accrue no interest and are due on demand. At September 30, 2021, such loan had been in full.

At September 30, 2021, the Company owed Atonia LLC $4,470 in principal and EF2T, Inc. $773.

15. LOANS PAYABLE - RELATED PARTIES

Year Ended December 31, 2021. During the year ended December 31, 2021, the Company obtained an advance from one of its officers and directors, Eric Newlan, as follows:

In June 2021, Mr. Newlan advanced the sum of $93,732.70 to the Company. The funds were used to repay the EMA Financial Note (the total repayment amount was $93,697.70: $61,119.80 in principal; $3,499.30 in interest; and $29,078.60 as a prepayment premium). Such funds were obtained as a loan on open account, accrue no interest and are due on demand. At December 31, 2021, such loan had been repaid in full, in the amount of $93,697.70.

Year Ended December 31, 2020. During the year ended December 31, 2020, the Company entered into three separate debt forgiveness agreements with related parties:

EFT Holdings, Inc. The Company issued 18,221,906 shares of common stock to its former majority shareholder, EFT Holdings, Inc., in payment of $886,108 of indebtedness, principal and accrued interest.

EF2T, Inc. The Company issued 2,240,768 shares of common stock to a related party, EF2T, Inc., in payment of $109,992 of indebtedness, principal and accrued interest.

Astonia LLC. The Company issued 2,831,661 shares of common stock to a related party, Astonia LLC, in payment of $136,997 of indebtedness, principal and accrued interest.

During the year ended December 31, 2020, advances of $6,670 were received from Astonia LLC. The amounts due Astonia LLC bear interest at 5% per year and have a maturity of one year. As of December 31, 2021 and 2020, the Company owed Astonia LLC $5,242 and $4,470 in principal, respectively, and $268 and $391 in accrued and unpaid interest, respectively.